INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended	30-Apr-08

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure.
No representation can be made that the information herein is accurate or complete and no liability is accepted therefor.
Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

Commentary on asset performance in the period

The assets in the Trust continue to exhibit satisfactory performance.
3 month plus arrears have increased to 0.89% by balance, but realised losses remain low and continue to be easily absorbed by excess spread. Northern Rock has reported that it has strengthened its policy in relation to arrears by removing the discretion to capitalise any accounts without receipt of 3 full payments. Although this may lead to an increase in short term arrears where use of discretion may have previously led to capitalisation, this is not expected to lead to any increase in losses. There has also been an increase in the number of properties taken into possession in the month reflecting more challenging economic conditions and Northern Rock's policy of rapid movement towards recovery where it is clear the borrower will not maintain payments.

The cumulative loss number includes an adjustment of £1.2 million in respect of losses incurred in 2007 which inadvertently were not reported. This has no material impact on the Trust.

An early call option was exercised on all of the 07-3 notes other than the £3.6 billion 2A note in April. The remaining 2A note has been called in
May after the close of this reporting period. The effect of these calls is to increase the seller share, to enhance excess spread and to significantly improve subordination which will be reflected fully in the May month end report.

Next trust determination date		1-May-08

Next trust distribution date		12-May-08
(6 business days from determination date)

Mortgage Loans

Number of Mortgage Loans in Pool		376,393

Current Balance - Trust Mortgage Assets		£43,411,634,000

Current Balance - Trust Cash and other Assets		£911,624,446

Last Months Closing Trust Assets		£45,966,601,582

Funding share		£6,170,205,752

Funding 2 share		£33,022,693,456

Funding and Funding 2 share		£39,192,899,208

Funding and Funding 2 Share Percentage		88.43%

Seller Share*		£5,130,359,238

Seller Share Percentage		11.57%

Minimum Seller Share (Amount)*		£3,518,526,977

Minimum Seller Share (% of Total)		7.94%

Funding Bank Balance - Principal element of Balance		£338,774,883

Funding 2 Bank Balance - Principal element of Balance		£1,204,147,498

Excess Spread last quarter annualised (% of Total)		0.35%
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

	Number	Principal (£)	Arrears (£)	By number (%)	By Principal (%)

> = 1 < 2 Months	7,487	891,908,474	7,274,743	1.99%	2.05%

> = 2 < 3 Months	2,863	346,828,904	4,973,012	0.76%	0.80%

> = 3 < 4 Months	1,138	136,493,258	2,833,855	0.30%	0.31%

> = 4 < 5 Months	610	71,707,339	1,922,941	0.16%	0.17%

> = 5 < 6 Months	404	47,679,295	1,561,793	0.11%	0.11%

> = 6 < 7 Months	281	33,370,937	1,301,464	0.07%	0.08%

> = 7 < 8 Months	202	23,871,317	1,064,836	0.05%	0.05%

> = 8 < 9 Months	185	21,136,500	1,070,242	0.05%	0.05%

> = 9 < 10 Months	129	15,501,783	880,768	0.03%	0.04%

> = 10 < 11 Months	83	10,250,758	648,551	0.02%	0.02%

> = 11 < 12 Months	54	6,702,483	456,731	0.01%	0.02%

> = 12 < 13 Months	41	4,617,234	334,248	0.01%	0.01%

> = 13 < 14 Months	22	2,255,795	187,235	0.01%	0.01%

> = 14 < 15 Months	26	3,417,871	290,030	0.01%	0.01%

> = 15 < 16 Months	26	2,680,470	271,154	0.01%	0.01%

> = 16 < 17 Months	11	1,220,168	108,220	0.00%	0.00%

> = 17 < 18 Months	8	1,433,932	147,493	0.00%	0.00%

> = 18 < 19 Months	10	871,390	105,334	0.00%	0.00%

> = 19 < 20 Months	3	561,976	61,432	0.00%	0.00%

> = 20 < 21 Months	6	798,934	96,628	0.00%	0.00%

> = 21 < 22 Months	1	237,609	20,310	0.00%	0.00%

> = 22 < 23 Months	5	628,329	106,768	0.00%	0.00%

> = 23 < 24 Months	2	358,068	52,005	0.00%	0.00%

> = 24 < 25 Months	1	331,061	64,526	0.00%	0.00%

> = 27 < 28 Months	1	209,187	60,407	0.00%	0.00%

> = 28 < 29 Months	1	135,087	23,045	0.00%	0.00%

Total	13,600	1,625,208,159	25,917,771	3.61%	3.74%

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments.  In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination.  If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears.  Arrears classification is determined based on the number of full monthly payments that have been missed.  A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.

Properties in Possession

	Number	Principal (£)	Arrears (£)

Total (since inception)	4691	452,563,174	27,367,849

Properties in Possession			1517

Number Brought Forward			1221

Repossessed (Current Month)			422

Relinquished (Current Month)			6

Sold (since inception)			3174

Sold (current month)			120

Sale Price / Last Loan Valuation			103

Average Time from Possession to Sale (days)			159

Average Arrears at Sale			£5,255

Total Principal Loss (Since inception)			£13,842,542

Total Principal Loss (current month)			£753,783

Number of accounts experiencing a loss since inception			1107

Ratio of aggregate net losses to average portfolio balance			0.00032

Average loss on accounts experiencing a loss			£12,505

MIG Claims Submitted			17

MIG Claims Outstanding			0

Average Time from Claim to Payment			84
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

		Number	Principal (£)

Substituted this period		0	£0

Substituted to date (since 26 March 2001)		1,063,063	£129,927,505,708

CPR Analysis

			% of CPR

Current Month % of CPR - Removals*			14.20%

Previous Month % of CPR - Removals*			10.30%

Current Month % of CPR - Non-Removals**			85.80%

Previous Month % of CPR - Non-Removals**			89.70%
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

		Monthly	Annualised

Current Month CPR Rate - Total		2.86%	29.42%

Previous Month CPR Rate - Total		3.79%	37.11%

Key pool statistics

Weighted Average Seasoning (by value) Months				31.60

Weighted Average Remaining Term (by value) Years				21.37

Average Loan Size				£115,336

Weighted Average LTV (by value)				76.88%

Weighted Average Indexed LTV (by value)				70.43%

Non Verified (by value)				43.56%

Product Breakdown

Fixed Rate (by balance)				53.54%

Together (by balance)				30.11%

Capped (by balance)				0.07%

Variable (by balance)				12.17%

Tracker (by balance)				4.10%

Total				100.0%

Geographic Analysis

	Number	% of Total	Value (£)	% of Total

East Anglia	8,640	2.30%	998,394,697	2.30%

East Midlands	28,372	7.54%	2,955,384,227	6.81%

Greater London	43,371	11.52%	7,920,463,721	18.25%

North	32,747	8.70%	2,545,688,530	5.86%

North West	47,381	12.59%	4,519,383,791	10.41%

Scotland	48,096	12.78%	3,953,749,400	9.11%

South East	59,563	15.82%	8,923,268,899	20.56%

South West	28,044	7.45%	3,632,812,632	8.37%

Wales	15,618	4.15%	1,525,170,280	3.51%

West Midlands	26,953	7.16%	2,943,905,637	6.78%

Yorkshire	37,608	9.99%	3,493,412,186	8.05%

Total	376,393	100%	43,411,634,000	100%

LTV Levels Breakdown

	Number	Value (£)	% of Total

0% < 25%	21,540	752,427,308	1.73%

> = 25% < 50%	49,327	4,076,555,779	9.39%

> = 50% < 55%	13,443	1,432,705,060	3.30%

> = 55% < 60%	14,793	1,694,488,235	3.90%

> = 60% < 65%	16,222	1,976,980,058	4.55%

> = 65% < 70%	18,491	2,341,387,413	5.39%

> = 70% < 75%	21,235	2,844,222,641	6.55%

> = 75% < 80%	24,810	3,476,814,976	8.01%

> = 80% < 85%	33,000	4,758,919,139	10.96%

> = 85% < 90%	56,322	7,267,879,507	16.74%

> = 90% < 95%	72,436	8,471,222,018	19.51%

> = 95% < 100%	31,717	3,976,084,984	9.16%

> = 100%	3,057	341,946,883	0.79%

Total	376,393	43,411,634,000	100.0%

Repayment Method

	Number	Value (£)	% of Total

Endowment	27,949	3,928,363,880	9.05%

Interest Only	88,684	13,839,329,260	31.88%

Pension Policy	250	21,953,260	0.05%

Personal Equity Plan	489	30,342,457	0.07%

Repayment	259,021	25,591,645,141	58.95%

Total	376,393	43,411,634,000	100.00%

Employment Status

	Number	Value (£)	% of Total

Full Time	317,046	34,609,398,911	79.72%

Part Time	4,883	382,167,969	0.88%

Retired	3,093	185,933,491	0.43%

Self Employed	46,484	7,840,241,969	18.06%

Other	4,887	393,891,659	0.91%

Total	376,393	43,411,634,000	100.00%

NR Current Existing Borrowers' SVR			7.59%

Effective Date of Change			1 March 2008

Main parties to the structure

Northern Rock plc			Citibank NA			The Bank of New York

Seller			Agent bank			Security trustee
Administrator			Common depositary			Note trustee
Cash Manager			Principal paying agent
Basis swap provider			Registrar
Start up loan provider			US Paying Agent
Account bank

Ratings
	Short term	Long term	Short term	Long term		Short term	Long term
S&P	A1	A	A1+	AA		A-1+	AA-
Moodys	P-1	A2	P-1	Aa1		P-1	Aa2
Fitch	F1+	A-	F1+	AA+		F1+	AA-

Trustee Principal Ledger Receipts and Distribution
		Principal Received	Funding		Funding 2	Seller

Month		£1,255,713,673	£88,867,493		£384,351,267	£782,494,913

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

Trustee Revenue Ledger Receipts and Distribution

			Receipts
		Revenue Received	GIC Interest		sub-total	Administration fee		Available revenue

Month		£203,614,368	£8,176,188		£211,790,556	£2,682,617		£209,107,939

Trustee Revenue Distribution

			Funding		Funding 2	Seller

Month			£30,061,232		£158,402,819	£20,643,888

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust.  Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc).  Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 17/21 April 2008

Distribution of Issuer Available Revenue Receipts					Total

Issuer available revenue receipts from Funding2					178,996,827
Issuer available revenue receipts - Issuers Revenue Ledger					5,785,939
Issuer available reserve fund					534,282,028

					719,064,794

Issuer required revenue receipts					178,996,827

3rd party creditors					0
Issuer cash manager					0
Amounts due to the A notes and A swap providers					139,758,260
Amounts due to the B notes and B note swap providers					6,774,430
Amounts due to the M notes and M note swap providers					7,015,176
Amounts due to the C notes and C note swap providers					9,044,235
Interest due on start-up loan (from Northern Rock plc)					1,866,126
Principal due on start-up loan					16,814,743
To fund issuer reserve fund					534,282,028
To fund funding reserve fund					0
To fund Series 05-1, 05-2 ,05-3, 05-4, 06-1, 06-4, 07-1, 07-3 Payment Date					3,509,795

Excess of available revenue receipts over required receipts					16,814,743

Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2.  Following an asset trigger event  controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
• an insolvency event occurs in relation to the seller; • the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
•   on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date

A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by £37 million.

This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by £37 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by £74 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc and Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
• a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
•   a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds £3,000,000,000; or

•   the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
• the principal balance of mortgages in arrears is greater than 4%
• Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
• debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes	Granite Mortgages 01-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A1	US387413 AA59	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0.00000	N/A

A2	US387413 AB33	$0	$0	$0	Aaa/AAA/AAA	N/A	0.21%	0.00000	N/A

B	US387413 AC16	$0	$0	$0	Aa2/AA+/AA+	N/A	0.40%	0.00000	N/A

C	US387413 AD98	$0	$0	$0	Baa1/A-/A-	N/A	1.40%	0.00000	N/A

Series 2

A	XS0126890390	£0	£0	£0	Aaa/AAA/AAA	N/A	0.24%	0.00000	N/A

B	XS0126890473	£0	£0	£0	Aa1/AA+/AA+	N/A	0.40%	0.00000	N/A

C	XS0126890556	£0	£0	£0	A3/A-/A-	N/A	1.40%	0.00000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Granite Mortgages 01-1 Reserve Fund Requirement				£0	N/A

Balance Brought Forward				£0	N/A

Drawings this Period				£0	N/A

Excess Spread this Period				£0	N/A

Funding Reserve Fund Top-up this Period*				£0	N/A

Pay Down of Reserve Fund				£0	N/A

Current Balance				£0	N/A

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 01-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A	US38741PAA66	$0	$0	$0	Aaa/AAA/AAA	N/A	0.23%	0.00000	N/A

B	US38741PAB40	$0	$0	$0	Aa1/AA+/AA+	N/A	0.40%	0.00000	N/A

C	US38741PAC23	$0	$0	$0	Baa1/A-/A-	N/A	1.375%	0.00000	N/A

Series 2

A	XS0134454510	£0	£0	£0	Aaa/AAA/AAA	N/A	0.25%	0.00000	N/A

B	XS0134454866	£0	£0	£0	Aa1/AA+/AA+	N/A	0.42%	0.00000	N/A

C	XS0134455590	£0	£0	£0	Baa1/A-/A-	N/A	1.40%	0.00000	N/A

D	XS0134456218	£0	£0	£0	Baa3/BB+/BBB+	N/A	4.60%	0.00000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Class D Notes				£0	0.00%

Granite Mortgages 01-2 Reserve Fund Requirement				£0	N/A

Balance Brought Forward				£0	N/A

Drawings this Period				£0	N/A

Excess Spread this Period				£0	N/A

Funding Reserve Fund Top-up this Period*				£0	N/A

Pay Down of Reserve Fund				£0	N/A

Current Balance				£0	N/A

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 02-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A1	US38741NAA19	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A

A2	US38741NAB91	$0	$0	$0	Aaa/AAA/AAA	N/A	0.16%	0.000000	N/A

B	US38741NAD57	$0	$0	$0	Aa2/AA+/AA+	N/A	0.33%	0.000000	N/A

C	US38741NAC64	$0	$0	$0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

Series 2

A	XS0144804712	£0	£0	£0	Aaa/AAA/AAA	N/A	0.20%	0.000000	N/A

B	XS0144805958	£0	£0	£0	Aa1/AA+/AA+	N/A	0.35%	0.000000	N/A

C	XS0144806253	£0	£0	£0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

D	XS0144806501	£0	£0	£0	Baa3/BB+/BBB	N/A	4.50%	0.000000	N/A

Series 3

A	XS0144807657	€0	€0	€0	Aaa/AAA/AAA	N/A	Fixed to 04/07	0.000000	N/A

B	XS0144807491	€0	€0	€0	Aa1/AA+/AA+	N/A	0.35%	0.000000	N/A

C	XS0144807814	€0	€0	€0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Class D Notes				£0	0.00%

Granite Mortgages 02-1 Reserve Fund Requirement				£0	N/A

Balance Brought Forward				£0	N/A

Drawings this Period				£0	N/A

Excess Spread this Perod				£0	N/A

Funding Reserve Fund Top-up this Period*				£0	N/A

Pay Down of Reserve Fund				£0	N/A

Current Balance				£0	N/A

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 02-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A1	US38741RAA23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.11%	0.000000	N/A

A2	US38741RAB06	$0	$0	$0	Aaa/AAA/AAA	N/A	0.18%	0.000000	N/A

B	US38741RAC88	$0	$0	$0	Aa2/AA+/AA+	N/A	0.37%	0.000000	N/A

C	US38741RAD61	$0	$0	$0	Baa1/A-/A-	N/A	1.25%	0.000000	N/A

Series 2

A	XS0153568638	€0	€ 0	€ 0	Aaa/AAA/AAA	N/A	0.19%	0.000000	N/A

B	XS0153568984	€0	€ 0	€ 0	Aa2/AA+/AA+	N/A	0.37%	0.000000	N/A

C	XS0153569289	€0	€ 0	€ 0	Baa1/A-/A-	N/A	1.25%	0.000000	N/A

Series 3

A	XS0153569792	£0	£0	£0	Aaa/AAA/AAA	N/A	0.19%	0.000000	N/A

B	XS0153569875	£0	£0	£0	Aa1/AA+/AA+	N/A	0.37%	0.000000	N/A

C	XS0153569958	£0	£0	£0	A3/A-/A-	N/A	1.25%	0.000000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Granite Mortgages 02-2 Reserve Fund Requirement				£0	N/A

Balance Brought Forward				£0	N/A

Drawings this Period				£0	N/A

Excess Spread this Period				£0	N/A

Funding Reserve Fund Top-up this Period*				£0	N/A

Pay Down of Reserve Fund				£0	N/A

Current Balance				£0	N/A

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 03-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741TAA88	$0		$0	P-1/A-1+/F1+	N/A	-0.01%	0.000000	N/A

A2	US38741TAB61	$55,843,803	$55,843,803	$0	Aaa/AAA/AAA	3.01%	0.19%	0.000000	Apr 08

A3**	US38741TAC45	$13,676,033	$13,676,033	$0	Aaa/AAA/AAA	N/A	0.40%	0.000000	Apr 08

B	US38741TAD28	$42,000,000	$42,000,000	$0	Aa2/AA+/AAA	3.25%	0.43%	0.000000	Apr 08

C	US38741TAE01	$56,000,000	$56,000,000	$0	Baa2/A-/A-	4.27%	1.45%	0.000000	Apr 08

Series 2

A	XS0160702113	€900,000,000	€900,000,000	€0	Aaa/AAA/AAA	5.02%	0.24%	0.000000	Apr 08

B	XS0160702204	€62,000,000	€62,000,000	€0	Aa2/AA+/AAA	5.21%	0.43%	0.000000	Apr 08

C	XS0160702386	€94,500,000	€94,500,000	€0	Baa2/A-/A-	6.23%	1.45%	0.000000	Apr 08

Series 3

A	XS0160703434	£665,000,000	£665,000,000	£0	Aaa/AAA/AAA	6.13%	0.24%	0.000000	Apr 08

B	XS0160703608	£31,000,000	£31,000,000	£0	Aa2/AA+/AAA	6.32%	0.43%	0.000000	Apr 08

C	XS0160703780	£41,000,000	£41,000,000	£0	Baa2/A-/A-	7.34%	1.45%	0.000000	Apr 08
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Granite Mortgages 03-1 Reserve Fund Requirement				£45,000,000	N/A

Balance Brought Forward				£45,000,000	N/A

Drawings this Period				£0	N/A

Excess Spread this Period				£2,958,966	N/A

Funding Reserve Fund Top-up this Period*				-£2,958,966	N/A

Pay down of Reserve Fund				-£45,000,000	N/A

Current Balance				£0	N/A

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 03-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741QAA40	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741QAB23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.16%	0.000000	N/A

A3	US38741QAC06	$406,129,028	$32,626,615	$373,502,413	Aaa/AAA/AAA	3.07%	0.25%	0.747005	Jul 10

B	US38741QAD88	$62,137,741	$4,991,872	$57,145,869	Aa1/AA+/AAA	3.31%	0.49%	0.747005	Jul 10

C	US38741QAE61	$8,528,710	$685,159	$7,843,551	Baa1/A-/A	4.37%	1.55%	0.747005	Jul 10

Series 2

A	XS0168665718	€243,677,417	€19,575,969	€224,101,448	Aaa/AAA/AAA	5.03%	0.25%	0.747005	Jul 10

B	XS0168666013	€59,213,612	€4,756,960	€54,456,652	Aa1/AA+/AAA	5.27%	0.49%	0.747005	Jul 10

M	XS0168771748	€42,481,096	€3,412,744	€39,068,352	Aa3/A+/AA+	5.53%	0.75%	0.747005	Jul 10

C1	XS0168666104	€16,000,000	€0	€16,000,000	Baa1/A-/A	5.20%	Fixed until 07/10	1.000000	Jul 10

C2	XS0168666443	€53,202,903	€4,274,087	€48,928,816	Baa1/A-/A	6.33%	1.55%	0.747005	Jul 10

Series 3

A	XS0168666526	£352,280,000	£0	£352,280,000	Aaa/AAA/AAA	4.625%	Fixed until 07/10	1.000000	Jul 10

C	XS0168666872	£12,183,871	£978,799	£11,205,072	Baa1/A-/A	7.44%	1.55%	0.747005	Jul 10

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£102,377,324	11.26%

Class C Notes (£ Equivalent)				£62,481,423	6.87%
All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 03-2 Reserve Fund Requirement				£35,000,000	3.85%

Balance Brought Forward				£35,000,000	3.85%

Drawings this Period				£0	0.00%

Excess Spread this Period				£1,871,528	0.21%

Funding Reserve Fund Top-up this Period*				-£1,871,528	-0.21%

Current Balance				£35,000,000	3.85%

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA
*Top-ups only occur at the end of each quarter.

Notes	Granite Mortgages 03-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741UAA51	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741UAB35	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0.000000	N/A

A3	US38741UAC18	$235,616,243	$24,969,967	$210,646,276	Aaa/AAA/AAA	3.02%	0.20%	0.421293	Jan 09

B	US38741UAD90	$54,903,664	$2,978,985	$51,924,679	Aa1/AA+/AAA	3.27%	0.45%	0.721176	Jan 09

M	US38741UAE73	$20,588,874	$1,117,119	$19,471,755	Aa3/A+/AA+	3.52%	0.70%	0.721176	Jan 09

C	US38741UAF49	$38,127,544	$2,068,739	$36,058,805	Baa1/A-/AA+	4.27%	1.45%	0.721176	Jan 09

Series 2

A	XS0176409927	€301,588,793	€31,961,559	€269,627,234	Aaa/AAA/AAA	4.97%	0.19%	0.421293	Jan 09

B	XS0176410180	€17,538,670	€951,620	€16,587,050	Aa1/AA+/AAA	5.23%	0.45%	0.721176	Jan 09

M	XS0176410347	€5,719,132	€310,311	€5,408,821	Aa3/A+/AA+	5.48%	0.70%	0.721176	Jan 09

C	XS0176410420	€41,940,299	€2,275,613	€39,664,686	Baa1/A-/A-	6.23%	1.45%	0.721176	Jan 09

Series 3

A	XS0176410693	£340,000,000	£0	£340,000,000	Aaa/AAA/AAA	6.08%	0.19%	1.000000	Jan 09

B	XS0176410776	£21,732,700	£1,179,181	£20,553,519	Aa1/AA+/AAA	6.34%	0.45%	0.721176	Jan 09

M	XS0176410859	£8,769,335	£475,810	£8,293,525	Aa3/A+/AA+	6.59%	0.70%	0.721176	Jan 09

C	XS0176411071	£5,719,132	£310,311	£5,408,821	Baa1/A-/A-	7.34%	1.45%	0.721176	Jan 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£88,471,495	11.02%

Class C Notes (£ Equivalent)				£55,464,677	6.91%
All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 03-3 Reserve Fund Requirement				£33,400,000	4.16%

Balance Brought Forward				£33,400,000	4.16%

Drawings this Period				£0	0.00%

Excess Spread this Period				£1,845,217	0.23%

Funding Reserve Fund Top-up this Period*				-£1,845,217	-0.23%

Current Balance				£33,400,000	4.16%

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741VAA35	$0	$0	$0	P-1/A-1+/F1+	N/A	-0.04%	0.000000	N/A

A2	US38741VAB18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A

B	US38741VAC90	$0	$0	$0	Aa2/AA+/AA+	N/A	0.21%	0.000000	N/A

M	US38741VAE56	$0	$0	$0	Aa3/A+/AA	N/A	0.41%	0.000000	N/A

C	US38741VAD73	$0	$0	$0	A2/A-/BBB+	N/A	0.90%	0.000000	N/A

Series 2

A1	US38741VAF22	$789,000,000	$0	$789,000,000	Aaa/AAA/AAA	2.70%	0.16%	0.665823	Mar 09

A2	XS0184562816	€580,000,000	€0	€580,000,000	Aaa/AAA/AAA	4.81%	0.16%	0.644444	Mar 09

B	XS0184563111	€91,000,000	€0	€91,000,000	Aa2/AA+/AAA	4.99%	0.34%	1.000000	Mar 09

M	XS0184563541	€45,000,000	€0	€45,000,000	A1/A+/AA	5.22%	0.57%	1.000000	Mar 09

C	XS0184563897	€60,000,000	€0	€60,000,000	Baa1/A-/A-	5.72%	1.07%	1.000000	Mar 09

Series 3

A	XS0184565249	£390,000,000	£0	£390,000,000	Aaa/AAA/AAA	6.15%	0.16%	0.650000	Mar 09

B	XS0184566130	£23,000,000	£0	£23,000,000	Aa2/AA+/AAA	6.33%	0.34%	1.000000	Mar 09

M	XS0184566569	£10,000,000	£0	£10,000,000	A1/A+/AA	6.56%	0.57%	1.000000	Mar 09

C	XS0184567534	£20,000,000	£0	£20,000,000	Baa1/A-/A-	7.06%	1.07%	1.000000	Mar 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£126,793,103	9.00%

Class C Notes (£ Equivalent)				£61,379,310	4.36%
All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-1 Reserve Fund Requirement				£60,000,000	4.26%

Balance Brought Forward				£60,000,000	4.26%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,400,716	0.24%

Funding Reserve Fund Top-up this Period*				-£3,400,716	-0.24%

Current Balance				£60,000,000	4.26%

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741WAA18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	US38741WAB90	$0	$0	$0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A

B	US38741WAC73	$0	$0	$0	Aa2/AA+/AA	N/A	0.17%	0.000000	N/A

M	US38741WAD56	$0	$0	$0	A1/A+/A	N/A	0.28%	0.000000	N/A

C	US38741WAE30	$0	$0	$0	A3/A-/BBB+	N/A	0.70%	0.000000	N/A

Series 2

A1	XS0193212825	€701,581,889	€0	€701,581,889	Aaa/AAA/AAA	4.79%	0.14%	0.523569	Dec 10

A2	XS0193213807	£127,459,165	£0	£127,459,165	Aaa/AAA/AAA	6.13%	0.14%	0.522374	Dec 10

B	XS0193215414	€48,132,826	€0	€48,132,826	Aa3/AA+/AA+	4.92%	0.27%	0.523183	Dec 10

M	XS0193216578	€27,984,201	€0	€27,984,201	A2/A+/AA	5.05%	0.40%	0.523069	Dec 10

C	XS0193217030	€46,453,774	€0	€46,453,774	Baa1/A-/A-	5.45%	0.80%	0.521953	Dec 10

Series 3

A	XS0193218350	£752,100,000	£0	£752,100,000	Aaa/AAA/AAA	6.15%	0.16%	1.000000	Jun 11

B	XS0193218863	£38,900,000	£0	£38,900,000	Aa2/AA+/AA+	6.31%	0.32%	1.000000	Jun 11

M	XS0193219754	£26,500,000	£0	£26,500,000	A1/A+/AA	6.46%	0.47%	1.000000	Jun 11

C	XS0193220927	£48,500,000	£0	£48,500,000	Baa1/A-/A-	6.84%	0.85%	1.000000	Jun 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£117,180,290	7.54%

Class C Notes (£ Equivalent)				£80,101,207	5.15%
All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-2 Reserve Fund Requirement				£44,900,000	2.89%

Balance Brought Forward				£44,900,000	2.89%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,579,207	0.23%

Funding Reserve Fund Top-up this Period*				-£3,579,207	-0.23%

Current Balance				£44,900,000	2.89%

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741SAA06	$0	$0	$0	Aaa/AAA/AAA	N/A	0.06%	0.000000	N/A

A2	XS0201482766	€ 0	€ 0	€ 0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A

A3	US38741SAB88	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A

B	US38741SAC61	$0	$0	$0	Aa3/AA+/AA	N/A	0.16%	0.000000	N/A

M	US38741SAD45	$0	$0	$0	A2/A+/A	N/A	0.27%	0.000000	N/A

C	US38741SAE28	$0	$0	$0	Baa2/A-/BBB+	N/A	0.59%	0.000000	N/A

Series 2

A1	US38741SAF92	$396,286,485	$0	$396,286,485	Aaa/AAA/AAA	2.68%	0.14%	0.555256	Mar 10

A2	XS0201483228	€444,288,400	€0	€444,288,400	Aaa/AAA/AAA	4.79%	0.14%	0.555256	Mar 10

B	XS0201483657	€41,311,075	€0	€41,311,075	Aa1/AA+/AAA	4.93%	0.28%	0.555256	Mar 10

M	XS0201484036	€32,149,345	€0	€32,149,345	Aa3/A+/AA	5.02%	0.37%	0.555256	Mar 10

C	XS0201485355	€77,208,401	€0	€77,208,401	Baa2/A-/BBB+	5.45%	0.80%	0.555256	Mar 10

Series 3

A1	XS0201486320	£411,250,000	£0	£411,250,000	Aaa/AAA/AAA	6.17%	0.18%	1.000000	Sept 11

A2	XS0201565628	£600,000,000	£0	£600,000,000	Aaa/AAA/AAA	5.515%	Fixed until 09/2011	1.000000	Sept 11

B	XS0201486833	£54,350,000	£0	£54,350,000	Aa1/AA+/AAA	6.34%	0.35%	1.000000	Sept 11

M	XS0201487211	£42,250,000	£0	£42,250,000	Aa3/A+/AA	6.44%	0.45%	1.000000	Sept 11

C	XS0201487567	£99,450,000	£0	£99,450,000	Baa1/A-/BBB+	6.87%	0.88%	1.000000	Sept 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£146,743,631	8.00%

Class C Notes (£ Equivalent)				£152,151,980	8.30%
All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-3 Reserve Fund Requirement				£48,000,000	2.62%

Balance Brought Forward				£48,000,000	2.62%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,927,048	0.21%

Funding Reserve Fund Top-up this Period*				(3,927,048)	-0.21%

Current Balance				£48,000,000	2.62%

Funding Reserve Balance brought forward				£81,413,275	1.32%

Excess spread this period				£6,675,711	0.11%

Repayment of deferred consideration				-£22,999,181	-0.37%

Funding reserve Balance carried forward				£65,089,805	1.05%

Funding Reserve %				1.0%	NA

Notes	Granite Master Issuer plc - Series 2005-1

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YAA73	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	XS0210928866	€ 0	€ 0	€ 0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A3	US38741YAB56	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A4	US38741YAC30	$1,015,384,000	$0	$1,015,384,000	Aaa/AAA/AAA	2.64%	0.10%	0.923076	Mar 10

A5	XS0210929161	€1,384,615,000	€0	€1,384,615,000	Aaa/AAA/AAA	4.74%	0.09%	0.923077	Mar 10

A6	XS0210925847	£750,000,000	£0	£750,000,000	Aaa/AAA/AAA	6.11%	0.12%	1.000000	Mar 12

B1	US38741YAD13	$0	$0	$0	Aa3/AA/AA	N/A	0.13%	0.000000	N/A

B2	XS0210929591	€ 80,000,000	€ 0	€ 80,000,000	Aa3/AA/AA	4.84%	0.19%	1.000000	Mar 10

B3	XS0210925920	£55,000,000	£0	£55,000,000	Aa3/AA/AA	6.18%	0.19%	1.000000	Mar 10

M1	US38741YAE95	$0	$0	$0	A2/A/A	N/A	0.23%	0.000000	N/A

M2	XS0210929757	€ 79,000,000	€ 0	€ 79,000,000	A2/A/A	4.93%	0.28%	1.000000	Mar 10

M3	XS0210926225	£55,000,000	£0	£55,000,000	A2/A/A	6.27%	0.28%	1.000000	Mar 10

C2	XS0210929914	€ 139,000,000	€ 0	€ 139,000,000	Baa2/BBB/BBB	5.214%	0.56%	1.000000	Mar 10

C3	XS0210926571	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.55%	0.56%	1.000000	Mar 10

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes	Granite Master Issuer plc - Series 2005-2

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

A1	US38741YAF60	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	XS0220176084	£0	£0	£0	Aaa/AAA/AAA	N/A	0.05%	0.000000	N/A

A3	XS0220174469	€0	€0	€0	Aaa/AAA/AAA	N/A	0.05%	0.000000	N/A

A4	US38741YAG44	$0	$0	$0	Aaa/AAA/AAA	3.15%	0.08%	0.000000	Feb 08

A5	XS0220174543	€792,512,122	€0	€792,512,122	Aaa/AAA/AAA	4.50%	0.14%	0.990640	May 10

A6	US38741YAH27	$1,238,300,190	$0	$1,238,300,190	Aaa/AAA/AAA	3.20%	0.13%	0.990640	May 10

A7	XS0220172257	£530,200,000	£0	£530,200,000	Aaa/AAA/AAA	5.81%	0.16%	1.000000	May 12

A8	XS0220486277	£250,000,000	£0	£250,000,000	Aaa/AAA/AAA	5.81%	0.16%	1.000000	May 12

B1	US38741YAJ82	$0	$0	$0	Aa3/AA/AA	N/A	0.14%	0.000000	N/A

B2	XS0220173909	€62,000,000	€0	€62,000,000	Aa3/AA/AA	4.56%	0.20%	1.000000	May 10

B3	XS0220175862	£35,100,000	£0	£35,100,000	Aa3/AA/AA	5.85%	0.20%	1.000000	May 10

M1	US38741YAK55	$0	$0	$0	A2/A/A	N/A	0.24%	0.000000	N/A

M2	XS0220172927	€70,000,000	€0	€70,000,000	A2/A/A	4.66%	0.30%	1.000000	May 10

M3	XS0220174972	£28,100,000	£0	£28,100,000	A2/A/A	5.97%	0.32%	1.000000	May 10

C1	US38741YAL39	$90,000,000	$0	$90,000,000	Baa2/BBB/BBB	3.57%	0.50%	1.000000	May 08

C2	XS0220173651	€131,700,000	€0	€131,700,000	Baa2/BBB/BBB	4.91%	0.55%	1.000000	May 10

Notes	Granite Master Issuer plc - Series 2005-3

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YAM12	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.80%	0.00%	1.000000	Aug 10

Notes	Granite Master Issuer plc - Series 2005-4

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YAN94	$0	$0	$0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A

A2	XS0229614036	€0	€0	€0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A3	US38741YAP43	$372,587,020	$0	$372,587,020	Aaa/AAA/AAA	3.14%	0.07%	0.373858	Aug 08

A5	XS0229614200	€1,357,300,000	€0	€1,357,300,000	Aaa/AAA/AAA	4.46%	0.10%	1.000000	Aug 10

A6	XS0229614465	£815,400,000	£0	£815,400,000	Aaa/AAA/AAA	5.77%	0.12%	1.000000	Aug 12

B1	US38741YAR09	$0	$0	$0	Aa3/AA/AA	N/A	0.12%	0.000000	N/A

B2	US38741YAS81	$38,500,000	$0	$38,500,000	Aa3/AA/AA	3.25%	0.18%	1.000000	Nov 08

B3	XS0229614549	£19,000,000	£0	£19,000,000	Aa3/AA/AA	5.83%	0.18%	1.000000	Aug 10

B4	XS0229614895	€56,900,000	€0	€56,900,000	Aa3/AA/AA	4.54%	0.18%	1.000000	Aug 10

M1	US38741YAT64	$0	$0	$0	A2/A/A	N/A	0.22%	0.000000	N/A

M2	US38741YAU38	$36,300,000	$0	$36,300,000	A2/A/A	3.35%	0.28%	1.000000	Nov 08

M3	XS0229614978	£30,000,000	£0	£30,000,000	A2/A/A	5.93%	0.28%	1.000000	Aug 10

M4	XS0229615272	€51,000,000	€0	€51,000,000	A2/A/A	4.64%	0.28%	1.000000	Aug 10

C1	US38741YAV11	$0	$0	$0	Baa2/BBB/BBB	N/A	0.43%	0.000000	N/A

C2	US38741YAW93	$44,600,000	$0	$44,600,000	Baa2/BBB/BBB	3.62%	0.55%	1.000000	Nov 08

C3	XS0229615439	£10,000,000	£0	£10,000,000	Baa2/BBB/BBB	6.20%	0.55%	1.000000	Aug 10

C4	XS0229615603	€76,100,000	€0	€76,100,000	Baa2/BBB/BBB	4.91%	0.55%	1.000000	Aug 10

Notes	Granite Master Issuer plc - Series 2006-1

	ISIN	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	USG4144BE89	US38741YBG35	$669,773,073	$0	$669,773,073	Aaa/AAA/AAA	2.77%	-0.03%	0.862998	Nov 09

A2	XS0240602176	XS0240670413	€0	€0	€0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A3	XS0240602507	XS0240670504	£0	£0	£0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A4	USG41441BF54	US38741YBH18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A5	USG41441BG38	US38741YBJ73	$1,339,546,145	$0	$1,339,546,145	Aaa/AAA/AAA	3.14%	0.07%	0.862998	Nov 09

A6	XS0240602929	XS0240670686	€1,900,000,000	€0	€1,900,000,000	Aaa/AAA/AAA	4.46%	0.10%	1.000000	Feb 11

A7	XS0240603067	XS0240670843	£400,000,000	£0	£400,000,000	Aaa/AAA/AAA	5.77%	0.12%	1.000000	Feb 13

A8	XS024063653	XS0240671148	£950,000,000	£0	£950,000,000	Aaa/AAA/AAA	5.77%	0.12%	1.000000	Feb 13

B1	USG41441BH11	US38741YBK47	$0	$0	$0	Aa3/AA/AA	N/A	0.13%	0.000000	N/A

B2	USG41441BJ76	US38741YBL20	$84,100,000	$0	$84,100,000	Aa3/AA/AA	3.24%	0.17%	1.000000	May 10

B3	XS0240606169	XS0240671494	£25,000,000	£0	£25,000,000	Aa3/AA/AA	5.83%	0.18%	1.000000	Feb 11

B4	XS0240606755	XS0240671650	€94,500,000	€0	€94,500,000	Aa3/AA/AA	4.54%	0.18%	1.000000	Feb 11

M1	USG41441BK40	US38741YBM03	$0	$0	$0	A2/A/A	N/A	0.23%	0.000000	N/A

M2	USG41441BL23	US38741YBN85	$79,200,000	$0	$79,200,000	A2/A/A	3.36%	0.29%	1.000000	May 10

M3	XS0240607480	XS0240671734	£33,500,000	£0	£33,500,000	A2/A/A	5.95%	0.30%	1.000000	Feb 11

M4	XS0240607720	XS0240671817	€97,700,000	€0	€97,700,000	A2/A/A	4.66%	0.30%	1.000000	Feb 11

C2	USG41441BM06	US38741YBP34	$132,400,000	$0	$132,400,000	Baa2/BBB/BBB	3.67%	0.60%	1.000000	May 10

C3	XS0240608371	XS0240671908	£44,200,000	£0	£44,200,000	Baa2/BBB/BBB	6.25%	0.60%	1.000000	Feb 11

C4	XS0240608702	XS0240672039	€129,000,000	€0	€129,000,000	Baa2/BBB/BBB	4.96%	0.60%	1.000000	Feb 11

Notes	Granite Master Issuer plc - Series 2006-2

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YBQ17	$0	$0	$0	Aaa/AAA/AAA	N/A	0.01%	0.000000	N/A

A2	XS0252419832	€0	€0	€0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A

A3	XS0252425995	£0	£0	£0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A

A4	US38741YBR99	$1,275,000,000	$115,926,964	$1,159,073,036	Aaa/AAA/AAA	2.86%	0.04%	0.909077	Jul 10

A5	XS0252421499	€1,360,000,000	€0	€1,360,000,000	Aaa/AAA/AAA	4.88%	0.10%	1.000000	Jul 11

A6	XS0252427009	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	6.00%	0.11%	1.000000	Jul 13

B1	US38741YBS72	$22,722,359	$22,722,359	$0	Aa3/AA/AA	2.90%	0.08%	0.000000	Apr 08

B2	US38741YBT55	$36,000,000	$0	$36,000,000	Aa3/AA/AA	2.96%	0.14%	1.000000	Jul 11

B3	XS0252428072	€37,500,000	€0	€37,500,000	Aa3/AA/AA	4.92%	0.14%	1.000000	Jul 11

M1	US38741YBU29	$19,588,241	$19,588,241	$0	A2/A/A	3.00%	0.18%	0.000000	Apr 08

M2	US38741YBV02	$25,000,000	$0	$25,000,000	A2/A/A	3.05%	0.23%	1.000000	Jul 11

M3	XS0252429047	€35,000,000	€0	€35,000,000	A2/A/A	5.01%	0.23%	1.000000	Jul 11

M4	XS0252423198	£10,000,000	£0	£10,000,000	A2/A/A	6.12%	0.23%	1.000000	Jul 11

C2	US38741YBW84	$75,000,000	$0	$75,000,000	Baa2/BBB/BBB	3.29%	0.47%	1.000000	Jul 11

C3	XS0252430136	€55,000,000	€0	€55,000,000	Baa2/BBB/BBB	5.25%	0.47%	1.000000	Jul 11

C4	XS0252423941	£12,000,000	£0	£12,000,000	Baa2/BBB/BBB	6.36%	0.47%	1.000000	Jul 11

Notes	Granite Master Issuer plc - Series 2006-3

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YBX67	$224,760,000	$224,760,000	$0	Aaa/AAA/AAA	2.82%	0.02%	0.000000	Apr 08

A2	XS0267966959	€ 186,550,800	€53,980,800	€132,570,000	Aaa/AAA/AAA	4.824%	0.04%	0.159723	Jul 08

A3	US38741YBZ16	$1,800,000,000	$0	$1,800,000,000	Aaa/AAA/AAA	2.86%	0.04%	1.000000	Apr 10

A4	US38741YCA55	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.78%	-0.02%	1.000000	Oct 12

A5	XS0267967924	€ 1,250,000,000	€0	€1,250,000,000	Aaa/AAA/AAA	4.89%	0.11%	1.000000	Oct 12

A6	XS0267968658	£700,000,000	£0	£700,000,000	Aaa/AAA/AAA	6.00%	0.11%	1.000000	Oct 12

A7	US38741YCD94	$1,750,000,000	$0	$1,750,000,000	Aaa/AAA/AAA	2.92%	0.10%	1.000000	Oct 12

B1	US38741YCE77	$70,000,000	$0	$70,000,000	Aa3/AA/AA	2.91%	0.09%	1.000000	Oct 08

B2	US38741YCF43	$182,000,000	$0	$182,000,000	Aa3/AA/AA	2.99%	0.17%	1.000000	Oct 12

B3	XS0268037131	€ 30,000,000	€0	€30,000,000	Aa3/AA/AA	4.94%	0.16%	1.000000	Oct 12

M1	US38741YCJ64	$90,000,000	$0	$90,000,000	A2/A/A	3.00%	0.18%	1.000000	Oct 08

M2	US38741YCK38	$100,000,000	$0	$100,000,000	A2/A/A	3.10%	0.28%	1.000000	Oct 12

M3	XS0268038451	€ 47,000,000	€0	€47,000,000	A2/A/A	5.05%	0.27%	1.000000	Oct 12

M4	XS0268038964	£10,000,000	£0	£10,000,000	A2/A/A	6.16%	0.27%	1.000000	Oct 12

C2	US38741YCP25	$60,000,000	$0	$60,000,000	Baa2/BBB/BBB	3.32%	0.50%	1.000000	Oct 12

C3	XS0268039699	€ 137,000,000	€0	€137,000,000	Baa2/BBB/BBB	5.28%	0.50%	1.000000	Oct 12

Notes	Granite Master Issuer plc - Series 2006-4

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YCS63	$161,472,529	$0	$161,472,529	Aaa/AAA/AAA	2.83%	0.03%	0.248419	Sep-08

A2	XS0275943958	€ 49,683,856	€ 0	€ 49,683,856	Aaa/AAA/AAA	4.694%	0.04%	0.248419	Sep-08

A3	XS0275944097	£86,946,747	£0	£86,946,747	Aaa/AAA/AAA	6.03%	0.04%	0.248419	Sep-08

A4	US38741YDB20	$704,300,000	$0	$704,300,000	Aaa/AAA/AAA	2.59%	0.05%	1.000000	Jun-10

A5	CA38741YDD81	CAD 350,000,000	CAD 0	CAD 350,000,000	Aaa/AAA/AAA	3.49%	0.07%	1.000000	Jun-10

A6	US38741YDC03	$1,130,000,000	$0	$1,130,000,000	Aaa/AAA/AAA	2.63%	0.09%	1.000000	Dec-11

A7	XS0275944766	€ 1,135,000,000	€ 0	€ 1,135,000,000	Aaa/AAA/AAA	4.76%	0.11%	1.000000	Dec-11

A8	XS0276823167	£300,000,000	£0	£300,000,000	Aaa/AAA/AAA	6.10%	0.11%	1.000000	Dec-11

B1	US38741YCV92	$60,600,000	$0	$60,600,000	Aa3/AA/AA	2.63%	0.09%	1.000000	Dec-08

B3	XS0275945730	€ 62,500,000	€ 0	€ 62,500,000	Aa3/AA/AA	4.84%	0.19%	1.000000	Dec-11

M1	US38741YCX58	$47,800,000	$0	$47,800,000	A2/A/A	2.71%	0.17%	1.000000	Dec-08

M2	US38741YCY32	$10,000,000	$0	$10,000,000	A2/A/A	2.83%	0.29%	1.000000	Dec-11

M3	XS0275946621	€ 84,400,000	€ 0	€ 84,400,000	A2/A/A	4.94%	0.29%	1.000000	Dec-11

C1	US38741YCZ07	$32,600,000	$0	$32,600,000	Baa2/BBB/BBB	2.92%	0.38%	1.000000	Dec-08

C2	US38741YDA47	$15,000,000	$0	$15,000,000	Baa2/BBB/BBB	3.02%	0.48%	1.000000	Dec-11

C3	XS0275947512	€ 62,800,000	€ 0	€ 62,800,000	Baa2/BBB/BBB	5.13%	0.48%	1.000000	Dec-11

Notes	Granite Master Issuer plc - Series 2007-1

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

1A1	US38741YDE68	$333,087,766	$0	$333,087,766	Aaa/AAA/AAA	2.83%	0.03000%	0.246732	Sep-08

1A3	XS0284070504	£111,029,255	£0	£111,029,255	Aaa/AAA/AAA	6.02%	0.03000%	0.246732	Sep-08

2A1	US38741YDF34	$1,450,000,000	$0	$1,450,000,000	Aaa/AAA/AAA	2.61%	0.07000%	1.000000	Jun-10

3A1	US38741YDG17	$1,500,000,000	$0	$1,500,000,000	Aaa/AAA/AAA	2.64%	0.10000%	1.000000	Jun-12

3A2	XS0284071908	€ 1,650,000,000	€ 0	€ 1,650,000,000	Aaa/AAA/AAA	4.75%	0.10000%	1.000000	Jun-12

4A1	US38741YDH99	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.65%	0.11000%	1.000000	Jun-12

5A1	XS0284076295	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	6.10%	0.11000%	1.000000	Jun-12

6A1	XS0284077186	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.60%	0.00000%	1.000000	Dec-13

1B1	US38741YDJ55	$84,000,000	$0	$84,000,000	Aa3/AA/AA	2.61%	0.07000%	1.000000	Jun-10

2B1	US38741YDK29	$80,000,000	$0	$80,000,000	Aa3/AA/AA	2.66%	0.12000%	1.000000	Dec-08

3B1	XS0284072468	€ 167,000,000	€ 0	€ 167,000,000	Aa3/AA/AA	4.82%	0.17000%	1.000000	Jun-12

3B2	XS0284073193	£25,000,000	£0	£25,000,000	Aa3/AA/AA	6.16%	0.17000%	1.000000	Jun-12

1M1	US38741YDL02	$84,000,000	$0	$84,000,000	A2/A/A	2.69%	0.15000%	1.000000	Dec-08

2M1	US38741YDM84	$80,000,000	$0	$80,000,000	A2/A/A	2.79%	0.25000%	1.000000	Jun-10

3M1	XS0284073607	€ 131,000,000	€ 0	€ 131,000,000	A2/A/A	4.92%	0.27000%	1.000000	Jun-12

3M2	XS0284074167	£40,000,000	£0	£40,000,000	A2/A/A	6.26%	0.27000%	1.000000	Jun-12

1C1	US38741YDN67	$94,600,000	$0	$94,600,000	Baa2/BBB/BBB	2.84%	0.30000%	1.000000	Dec-08

2C1	US38741YDP16	$30,000,000	$0	$30,000,000	Baa2/BBB/BBB	2.97%	0.43000%	1.000000	Jun-10

2C2	XS0284071221	€ 30,000,000	€ 0	€ 30,000,000	Baa2/BBB/BBB	5.10%	0.45000%	1.000000	Jun-10

3C1	XS0284081618	€ 265,000,000	€ 0	€ 265,000,000	Baa2/BBB/BBB	5.15%	0.50000%	1.000000	Jun-12

3C2	XS0284075560	£36,000,000	£0	£36,000,000	Baa2/BBB/BBB	6.49%	0.50000%	1.000000	Jun-12

Notes	Granite Master Issuer plc - Series 2007-2

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 07-2 1A1	US38741YDQ98	$639,134,045	$197,950,357	$441,183,688	Aaa/AAA/AAA	2.75%	0.03000%	0.416211	Jan-09

Series 07-2 1A2	XS0298974337	€ 195,960,910	€ 60,692,326	€ 135,268,584	Aaa/AAA/AAA	4.80%	0.04000%	0.416211	Jan-09

Series 07-2 1A3	XS0298979138	£90,443,497	£28,011,843	£62,431,654	Aaa/AAA/AAA	5.95%	0.04000%	0.416211	Jan-09

Series 07-2 2A1	US38741YDR71	$1,025,000,000	$0	$1,025,000,000	Aaa/AAA/AAA	2.76%	0.04000%	1.000000	Jan-10

Series 07-2 2A2	CA38741YEC99	CAD 500,000,000	CAD 0	CAD 500,000,000	Aaa/AAA/AAA	3.69%	0.09000%	1.000000	Jul-10

Series 07-2 3A1	US38741YDS54	$1,100,000,000	$0	$1,100,000,000	Aaa/AAA/AAA	2.81%	0.09000%	1.100000	Apr-12

Series 07-2 3A2	XS0298974840	€ 1,000,000,000	€ 0	€ 1,000,000,000	Aaa/AAA/AAA	4.86%	0.10000%	1.000000	Apr-12

Series 07-2 4A1	US38741YDT38	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.70%	-0.02000%	1.000000	Jul-13

Series 07-2 4A2	XS0298980060	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	6.02%	0.11000%	1.000000	Jul-13

Series 07-2 1B1	US38741YDU01	$66,500,000	$0	$66,500,000	Aa3/AA/AA	2.80%	0.08000%	1.000000	Jan-09

Series 07-2 2B1	US38741YDV83	$53,500,000	$0	$53,500,000	Aa3/AA/AA	2.84%	0.12000%	1.000000	Jul-10

Series 07-2 3B1	US38741YDW66	$35,000,000	$0	$35,000,000	Aa3/AA/AA	2.88%	0.16000%	1.000000	Apr-12

Series 07-2 3B2	XS0298975813	€ 100,000,000	€ 0	€ 100,000,000	Aa3/AA/AA	4.92%	0.16000%	1.000000	Apr-12

Series 07-2 3B3	XS0298980813	£53,000,000	£0	£53,000,000	Aa3/AA/AA	6.07%	0.16000%	1.000000	Apr-12

Series 07-2 1M1	US38741YDX40	$64,000,000	$0	$64,000,000	A2/A/A	2.88%	0.16000%	1.000000	Jan-09

Series 07-2 2M1	US38741YDY23	$52,000,000	$0	$52,000,000	A2/A/A	2.96%	0.24000%	1.000000	Oct-10

Series 07-2 3M2	XS0298976621	€ 162,000,000	€ 0	€ 162,000,000	A2/A/A	5.05%	0.29000%	1.000000	Apr-12

Series 07-2 3M3	XS0298981621	£20,000,000	£0	£20,000,000	A2/A/A	6.20%	0.29000%	1.000000	Apr-12

Series 07-2 2C1	US38741YEA38	$50,000,000	$0	$50,000,000	Baa2/BBB/BBB	3.15%	0.43000%	1.000000	Oct-10

Series 07-2 2C2	XS0298977512	€ 52,000,000	€ 0	€ 52,000,000	Baa2/BBB/BBB	5.19%	0.43000%	1.000000	Oct-10

Series 07-2 3C2	XS0298978320	€ 84,500,000	€ 0	€ 84,500,000	Baa2/BBB/BBB	5.25%	0.49000%	1.000000	Apr-12

Series 07-2 3C3	XS0298984641	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.40%	0.49000%	1.000000	Apr-12

Notes	Granite Master Issuer plc - Series 2007-3

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 07-3 1A	XS0320662751	£740,773,739.00	£740,773,739.00	£0.00	Aaa/AAA/AAA	6.05%	0.40000%	0.000000	May-09

Series 07-3 1B	XS0320662165	£40,500,000.00	£40,500,000.00	£0.00	Aa3/AA/AA	6.40%	0.75000%	0.000000	Nov-10

Series 07-3 1M	XS0320661191	£40,500,000.00	£40,500,000.00	£0.00	A2/A/A	6.90%	1.25000%	0.000000	Aug-09

Series 07-3 2A	XS0320662249	£3,600,000,000.00	£0.00	£3,600,000,000.00	Aaa/AAA/AAA	6.15%	0.50000%	1.000000	Nov-10

Series 07-3 2B	XS0320661357	£92,500,000.00	£92,500,000.00	£0.00	Aa3/AA/AA	6.65%	1.00000%	0.000000	Aug-09

Series 07-3 2M	XS0320663486	£119,000,000.00	£119,000,000.00	£0.00	A2/A/A	7.25%	1.60000%	0.000000	Nov-10

Series 07-3 2C	XS0320660037	£140,000,000.00	£140,000,000.00	£0.00	Baa2/BBB/BBB	7.90%	2.25000%	0.000000	Nov-10

Credit Enhancement for Granite Master Issuer plc

					% of Notes Outstanding

Class A Notes (£ Equivalent)				£30,692,916,607	89.67%

Class B Notes (£ Equivalent)				£1,096,352,458	3.20%

Class M Notes (£ Equivalent)				£1,093,249,332	3.19%

Class C Notes (£ Equivalent)				£1,344,322,554	3.93%

Subordination Levels

				Current	Required

Class A Notes				11.98%	11.60%

Class B Notes				8.77%	8.30%

Class M Notes				5.58%	5.11%

Class C Notes				1.65%	1.85%

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006.  There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

Programme Reserve Required Percent					1.65%

Programme Reserve Required Amount				£638,425,000	1.65%

Balance Brought Forward				£638,425,000	1.78%

Drawings this Period				£0	0.00%

*Additions this period				£0	0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund				£638,425,000	1.87%

Excess Spread this Period				£16,814,743	0.05%

Currency swap triggers

		S&P	Moody's	Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger	Short term	A1+	P-1	F1
	Long term	N/A	A1	A1

Subsequent downgrade trigger	Short term	N/A	P-2	F2
	Long term	BBB-	A3	BBB+

Second subsequent downgrade	Short term	N./A	N/A	F3
	Long term	N/A	N/A	BBB-
Dollar and Euro currency swap providers:

ABN Amro Bank NV	Short term	A-1+	P-1	F1
	Long term	AA-	Aa3	AA-

Barclays Bank PLC	Short term	A-1+	P-1	F1
	Long term	AA+	Aa1	AA-

HSBC	Short term	A-1+	P-1	F1
	Long term	AA-	Aa2	AA

Citigroup Global markets Limited	Short term	A-1+	P-1	F1
	Long term	AA-	Aa1	AA+

Swiss Re	Short term	A-1+	P-1	A-1+
	Long term	AA	Aa2	AA

UBS AG	Short term	A-1+	P-1	N/A
	Long term	AA+	Aa2	N/A

AIG	Short term	Not applicable	Not applicable	Not applicable
	Long term	Not applicable	Not applicable	Not applicable